NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Nature Of Operations And Going Concern
Comprehensive loss	$ (4,700,388)	$ (5,829,331)	$ (4,865,249)
Accumulated deficit	$ (24,159,690)	$ (19,570,801)